PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF STATUTORY AND EFFECTIVE TAX EXPENSES

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses following as of December 31, 2024, 2023 and 2022.

	December 31,

	2024	2023	2022
Income before tax	$(2,543,959)	$(648,854)	$(596,881)

HK SAR Profits Tax at 16.5%	(419,753)	(107,060)	(98,485)
Tax effect on non-deductible expenses	291,167	1,196,640	54,664
Tax effect on non-deductible income	(18,817)	-	-
Tax effect on deductible temporary differences	(1,080)	(122)	(122)
Tax effect on tax loss not recognized	148,483	-	43,943
Tax effect on utilization of tax losses	-	(1,089,458)	-
Income tax	$-	$-	$-

SCHEDULE OF STATUTORY AND EFFECTIVE TAX RATE

The Company’s effective tax rate as of December 31, 2024, 2023 and 2022 was as follows:

	December 31,
	2024	2023	2022

HK SAR Profits Tax at 16.5%	16.5%	16.5%	16.5%
Tax effect of income not taxable	(16.5)%	(16.5)%	(16.5)%
The Company’s effective tax rate	0%	0%	0%